As filed with the Securities and Exchange Commission on May 16, 2013
                                                                                                                                                                                                                       File Nos. 33-97598 and 811-09102

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 299	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 301	☒

(Check appropriate box or boxes)

iShares, Inc.
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank & Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Incorporated
351 West Camden Street
Baltimore, MD 21201
 (Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	EDWARD BAER, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On June 14, 2013, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note

This Post-Effective Amendment No. 299 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until June 14, 2013, the effectiveness of the registration statement for the iShares MSCI GCC Countries ex Saudi Arabia Index Fund (the “Fund”), filed in Post-Effective Amendment No. 247 on August 20, 2012, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
259	November 2, 2012	November 30, 2012
264	November 29, 2012	December 28, 2012
269	December 27, 2012	January 25, 2013
276	January 24, 2013	February 22, 2013
280	February 21, 2013	March 22, 2013
286	March 21, 2013	April 19, 2013
293	April 18, 2013	May 17, 2013

This Post-Effective Amendment No. 299 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 247.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 299 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 16th day of May, 2013.

iSHARES, INC.

By:
Michael Latham*
President and Director

Date: May 16, 2013

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 299 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

By:
Michael Latham*
President and Director

Date: May 16, 2013

John E. Martinez*
Director

Date: May 16, 2013

George G.C. Parker*
Director

Date: May 16, 2013

Cecilia H. Herbert*
Director

Date: May 16, 2013

Charles A. Hurty*
Director

Date: May 16, 2013

John E. Kerrigan*
Director

Date: May 16, 2013

Robert H. Silver*
Director

Date: May 16, 2013

Robert S. Kapito*
Director

Date: May 16, 2013

Madhav V. Rajan*
Director

Date: May 16, 2013

/s/ Jack Gee
Jack Gee
Treasurer

Date: May 16, 2013

*By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: May 16, 2013

*
Powers of Attorney, each dated December 6, 2011, for Michael A. Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated by reference to  Post-Effective Amendment No. 221, filed March 15, 2012.